DISPOSAL OF ASSETS - Narrative (Details) R in Millions, $ in Millions	1 Months Ended	4 Months Ended		12 Months Ended
	Oct. 31, 2019 USD ($)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 ZAR (R)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Investment [Line Items]
Total consideration		$ 112	R 1,651	$ 291
Loss on disposal	$ 6	8		14
Total proceeds (net of foreign exchange contract settlements)		135
Revaluation increase in property, plant and equipment		$ 42		$ 2,413	$ 5,722
Ownership interest	40.00%	31.00%	31.00%
Accumulated revaluation surplus reclassified from AOCI	$ 49	$ 13
Brookfield Renewable
Investment [Line Items]
Revaluation increase in property, plant and equipment	83	$ 42
One Hundred Ninety-One MW Portfolio - Northern Ireland And Portugal
Investment [Line Items]
Total consideration	186
One Hundred Ninety-One MW Portfolio - Northern Ireland And Portugal | Brookfield Renewable
Investment [Line Items]
Total consideration	$ 74